Goodwill	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Goodwill

Note 22	Goodwill
The following table provides details about the changes in the carrying amounts of goodwill for the years ended December 31, 2023 and 2022. BCE’s groups of CGUs for purposes of goodwill impairment testing correspond to our reporting segments.

	NOTE	BELL CTS	BELL MEDIA	BCE

Balance at January 1, 2022		7,626	2,946	10,572
Acquisitions	4	334	—	334
Balance at December 31, 2022		7,960	2,946	10,906
Acquisitions, disposition and other	4	139	(81)	58
Reclassified to assets held for sale	16	—	(22)	(22)
Balance at December 31, 2023		8,099	2,843	10,942

Impairment testing
Goodwill is tested annually for impairment or when there is an indication that goodwill might be impaired, by comparing the carrying value of a CGU or group of CGUs to its recoverable amount, where the recoverable amount is the higher of fair value less costs of disposal and its value in use.

RECOVERABLE AMOUNT

The recoverable amount for each of the Bell CTS and Bell Media group of CGUs is its value in use.

The recoverable amount for our groups of CGUs is determined by discounting five-year cash flow projections derived from business plans reviewed by senior management. The projections reflect management’s expectations of revenue, adjusted EBITDA, capital expenditures, working capital and operating cash flows, based on past experience and future expectations of operating performance, including any impact from changes in interest rates and inflation.

Cash flows beyond the five-year period are extrapolated using perpetuity growth rates. None of the perpetuity growth rates exceeds the long-term historical growth rates for the markets in which we operate.

The discount rates are applied to the cash flow projections and are derived from the weighted average cost of capital for each group of CGUs.

The following table shows the key assumptions used to estimate the recoverable amounts of our groups of CGUs.

	ASSUMPTIONS USED
	PERPETUITY	DISCOUNT
GROUPS OF CGUs	GROWTH RATE	RATE
Bell CTS	1.5%	7.0%
Bell Media	0.7%	10.2%
We believe that any reasonable possible change in the key assumptions on which the estimate of recoverable amount of the Bell CTS group of CGUs is based would not cause its carrying amount to exceed its recoverable amount.
For the Bell Media group of CGUs, a decrease of (0.3%) in the perpetuity growth rate or an increase of 0.2% in the discount rate would have resulted in its recoverable amount being equal to its carrying value.